UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09401

Name of Fund:   BlackRock Strategic Municipal Trust (BSD)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Strategic

Municipal Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2019

Date of reporting period: 01/31/2019

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) January 31, 2019	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 123.8%

Alabama — 2.0%
County of Jefferson Alabama Sewer, Refunding RB, Sub-Lien, Series D, 7.00%, 10/01/51	$1,115	$1,329,303
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/20(a)	655	701,177

		2,030,480

Alaska — 0.1%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 4.63%, 06/01/23	90	90,011

Arizona — 1.4%
County of Maricopa IDA, Refunding RB, Honorhealth, Series A, 4.13%, 09/01/38	230	233,176
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	1,000	1,161,740

		1,394,916

California — 11.8%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, Series F-1, 5.63%, 04/01/19(a)	720	724,788
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/20(a)	1,010	1,078,195
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 07/01/33	400	445,200
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 08/15/39	45	48,669
5.25%, 08/15/49	115	123,662
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45(b)	475	493,815
California School Finance Authority, RB, Alliance For College-Ready Public School Projects, Series A, 5.00%, 07/01/51(b)	500	519,690
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A:
Senior, 5.00%, 05/15/40	1,875	1,946,681
5.25%, 05/15/39	250	252,473

Security	Par (000)	Value

California (continued)
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/38	$110	$129,672
County of California Tobacco Securitization Agency, Refunding RB, Golden Gate Tobacco Funding Corp., Series A, 5.00%, 06/01/36	350	342,829
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1:
5.00%, 06/01/47	550	519,596
5.25%, 06/01/47	330	324,697
State of California, GO, Various Purposes:
6.50%, 04/01/19(a)	350	352,803
6.00%, 03/01/33	800	837,272
6.50%, 04/01/33	300	302,250
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	240	264,180
Sub-Series I-1, 6.38%, 11/01/19(a)	375	388,477
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 09/01/33	915	1,026,072
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1:
5.00%, 06/01/37	1,110	1,110,000
5.13%, 06/01/46	605	605,000

		11,836,021

Colorado — 2.4%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiative, Series A, 5.50%, 07/01/34	680	689,724
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	1,325	1,421,632
Regional Transportation District, COP, Refunding, Series A, 5.38%, 06/01/31	320	333,744

		2,445,100

Connecticut — 0.9%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Sub-Series B-1, 4.00%, 05/15/45	930	934,120

Delaware — 2.1%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	820	864,674

1

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Delaware (continued)
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	$1,210	$1,249,942

		2,114,616

District of Columbia — 1.9%
District of Columbia, Tax Allocation Bonds, City Market at O Street Project, 5.13%, 06/01/41	690	730,958
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, 1st Senior Lien, Series A:
5.00%, 10/01/39	160	162,802
5.25%, 10/01/44	1,000	1,017,410

		1,911,170

Florida — 1.8%
Mid-Bay Florida Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21(a)	950	1,082,971
Village Community Development District No.10, Special Assessment Bonds, 5.13%, 05/01/43	715	768,904

		1,851,875

Georgia — 0.5%
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A (GTD), 5.50%, 08/15/54	160	181,538
DeKalb Georgia Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	265	271,315

		452,853

Hawaii — 0.4%
State of Hawaii Harbor System, RB, Series A, 5.25%, 07/01/30	425	444,503

Idaho — 0.0%
Idaho Health Facilities Authority, Refunding RB, St. Luke’s Health System Project, Series A, 4.00%, 03/01/43	35	34,414

Illinois — 20.0%
Chicago Board of Education, GO, Project, Series C, 5.25%, 12/01/35	490	506,082
Chicago Board of Education, GO, Refunding, Dedicated Revenues:
Series D, 5.00%, 12/01/27	280	295,938
Series F, 5.00%, 12/01/22	205	213,669

Security	Par (000)	Value

Illinois (continued)
Chicago Board of Education, GO:
Series D, 5.00%, 12/01/46	$635	$637,600
Refunding Series C, 5.00%, 12/01/25	215	227,193
Refunding Series D, 5.00%, 12/01/31	150	156,738
Refunding Series G, 5.00%, 12/01/44	150	150,947
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien:
5.63%, 01/01/21(a)	645	692,704
5.63%, 01/01/35	155	164,176
Series A, 5.75%, 01/01/21(a)	1,260	1,356,138
Series A, 5.75%, 01/01/39	240	254,486
Series C, 6.50%, 01/01/21(a)	1,855	2,022,191
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	330	346,843
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	500	529,665
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	245	255,395
Illinois Finance Authority, Refunding RB:
Ascension Health, Series A, 5.00%, 11/15/37	305	325,517
Central Dupage Health, Series B, 5.50%, 11/01/19(a)	2,500	2,569,075
Presence Health Network, Series C, 5.00%, 02/15/41	1,600	1,771,456
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
CAB, Series B (AGM), 0.00%, 06/15/44(c)	2,980	944,928
Series B (AGM), 5.00%, 06/15/50	1,280	1,309,939
Series B-2, 5.00%, 06/15/50	795	797,027
Railsplitter Tobacco Settlement Authority, RB(a):
5.50%, 06/01/21	175	189,758
6.00%, 06/01/21	940	1,029,930
State of Illinois, GO, 5.00%, 03/01/37	455	460,669
State of Illinois, GO, Refunding, Series B, 5.00%, 10/01/27	225	244,060
State of Illinois, GO, Series A:
5.00%, 04/01/35	1,000	1,021,750
5.00%, 04/01/38	1,135	1,152,366
State of Illinois, RB, Build Illinois, Series B, 5.25%, 06/15/19(a)	200	202,582

2

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 04/01/44	$310	$337,971

		20,166,793

Indiana — 4.4%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 01/01/34	245	279,427
7.00%, 01/01/44	1,090	1,248,998
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,020	1,100,968
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/44	140	147,452
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/48	465	488,515
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 01/01/51	125	132,438
Sisters of St. Francis Health Services, 5.25%, 11/01/19(a)	270	276,966
Indiana Finance Authority, Refunding RB, Marquette Project, 4.75%, 03/01/32	350	354,078
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	400	441,160

		4,470,002

Iowa — 1.4%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
Series B, 5.25%, 12/01/50(d)	890	946,764
Midwestern Disaster Area, 5.25%, 12/01/25	145	153,656
Midwestern Disaster Area, 5.88%, 12/01/26(b)	130	136,603
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	130	135,039

		1,372,062

Kentucky — 4.9%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/45	325	344,256

Security	Par (000)	Value

Kentucky (continued)
Kentucky Economic Development Finance Authority, Refunding RB, Norton Healthcare, Inc., Series B (NPFGC), 0.00%, 10/01/24(c)	$5,000	$4,253,050
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 6.75%, 07/01/43(e)	375	362,351

		4,959,657

Louisiana — 2.7%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	1,055	1,122,889
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 05/15/30	320	330,368
5.25%, 05/15/31	270	283,527
5.25%, 05/15/32	345	367,063
5.25%, 05/15/33	375	396,465
5.25%, 05/15/35	160	169,856

		2,670,168

Maryland — 1.5%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 06/01/20(a)	135	142,184
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 09/01/25	645	663,931
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 01/01/21(a)	690	747,063

		1,553,178

Massachusetts — 2.6%
Massachusetts Development Finance Agency, RB:
Emerson College Issue, Series A, 5.00%, 01/01/47	540	578,551
UMass Boston Student Housing Project, 5.00%, 10/01/48	600	629,508
Massachusetts Housing Finance Agency, Refunding RB, Series A, AMT, 4.50%, 12/01/47	1,350	1,374,232

		2,582,291

3

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan — 3.3%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 07/01/39	$1,925	$2,073,995
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 07/01/41	465	502,386
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital:
5.50%, 05/15/20(a)	240	251,122
5.50%, 05/15/36	195	202,445
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 07/01/44	275	293,180

		3,323,128

Minnesota — 1.9%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series A, 4.00%, 11/15/48	310	309,448
Duluth Economic Development Authority, Refunding RB, Essentia Health Obligated Group, Series A:
4.25%, 02/15/48	1,190	1,195,308
5.25%, 02/15/58	400	440,448

		1,945,204

Missouri — 1.0%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	80	87,919
County of St. Louis Missouri IDA, Refunding RB, Friendship Village St. Louis Obligated Group, 5.00%, 09/01/37	500	509,055
State of Missouri Health & Educational Facilities Authority, RB, Senior Living Facilities, Lutheran Senior Services, 5.50%, 02/01/42	330	335,313
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 05/01/43	80	84,890

		1,017,177

Nebraska — 1.5%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3:
5.25%, 09/01/37	260	281,245
5.00%, 09/01/42	455	488,338

Security	Par (000)	Value

Nebraska (continued)
County of Douglas Nebraska Hospital Authority No. 2, Refunding RB, Health Facilities, Immanuel Obligation Group, 5.63%, 01/01/40	$720	$739,411

		1,508,994

New Hampshire — 0.7%
New Hampshire Business Finance Authority, Refunding RB, Resource Recovery, Covanta Project(b):
Series B, 4.63%, 11/01/42	490	470,513
Series C, AMT, 4.88%, 11/01/42	285	279,670

		750,183

New Jersey — 12.1%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	320	340,486
5.25%, 11/01/44	610	648,088
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(b)	340	341,217
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 01/01/37(f)(g)	645	6,773
New Jersey EDA, ARB, Continental Airlines, Inc. Project, 5.13%, 09/15/23	1,090	1,175,467
New Jersey EDA, RB, AMT:
Continental Airlines, Inc. Project, 5.25%, 09/15/29	145	157,297
Goethals Bridge Replacement Project, Private Activity Bond, 5.38%, 01/01/43	500	537,025
New Jersey EDA, Refunding RB, Series BBB, 5.50%, 06/15/31	775	873,340
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 04/01/31	705	769,155
New Jersey Health Care Facilities Financing Authority, RB, Inspira Health Obligated Group, 4.00%, 07/01/47	650	660,198
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 01/01/43	605	655,348
New Jersey Transportation Trust Fund Authority, RB:
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/28	500	563,505
Transportation Program, Series AA, 5.00%, 06/15/45	415	430,069

4

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Transportation System, Series A, 5.50%, 06/15/41	$575	$599,518
Transportation System, Series B, 5.25%, 06/15/36	790	823,441
New Jersey Turnpike Authority, RB, Series A, 4.00%, 01/01/48(h)	460	467,898
Rutgers — The State University of New Jersey, Refunding RB, Series L, 5.00%, 05/01/43	165	182,520
Tobacco Settlement Financing Corp., Refunding RB, Series A:
5.00%, 06/01/35	450	495,761
5.00%, 06/01/46	1,065	1,101,018
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Sub-Series B, 5.00%, 06/01/46	1,400	1,394,120

		12,222,244

New York — 7.2%
City of New York Transitional Finance Authority Future Tax Secured Revenue, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 02/01/42	770	826,079
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, The Charter School for Applied Technologies Project, Series A, 5.00%, 06/01/35	500	533,840
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(b)	600	613,782
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	276	293,343
Metropolitan Transportation Authority, RB, Series B, 5.25%, 11/15/38	750	832,193
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	385	399,757
3 World Trade Center Project, Class 1, 5.00%, 11/15/44(b)	1,365	1,413,362
3 World Trade Center Project, Class 2, 5.15%, 11/15/34(b)	105	112,120
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(b)	265	280,259

Security	Par (000)	Value

New York (continued)
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 01/01/50	$1,000	$1,063,210
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	410	434,674
6.00%, 12/01/42	395	418,115

		7,220,734

North Carolina — 0.7%
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 06/01/19(a)	440	444,800
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 03/01/21(a)	185	206,834

		651,634

Ohio — 2.0%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 5.88%, 06/01/47	1,045	970,481
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 07/01/40	210	224,215
County of Montgomery Ohio, Refunding RB, Catholic Health, Series A, 5.00%, 05/01/39	575	577,662
Ohio Housing Finance Agency, RB, S/F Housing, Series A (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 09/01/48	195	195,841

		1,968,199

Oklahoma — 1.8%
Oklahoma Development Finance Authority, RB:
OU Medicine Project, Series B, 5.25%, 08/15/48	390	424,761
Provident Oklahoma Education Resources, Inc., Cross Village Student Housing Project, Series A, 5.25%, 08/01/57	765	712,995

5

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oklahoma (continued)
Tulsa County Industrial Authority, Refunding RB, Montereau, Inc. Project, 5.25%, 11/15/45	$585	$629,238

		1,766,994

Oregon — 0.9%
County of Clackamas Oregon School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 06/15/38(c)	395	182,364
State of Oregon Facilities Authority, RB, Student Housing, CHF-Ashland, Southern Oregon University Project (AGM), 5.00%, 07/01/44	715	769,397

		951,761

Pennsylvania — 2.9%
Allentown Neighborhood Improvement Zone Development Authority, RB, Subordinate, City Center Project(b):
5.00%, 05/01/28	100	102,296
5.13%, 05/01/32	100	101,130
5.38%, 05/01/42	145	146,937
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 07/01/42	200	212,018
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A, 4.00%, 09/01/49	175	174,995
Pennsylvania Economic Development Financing Authority, RB:
AMT, 5.00%, 06/30/42	650	694,291
Aqua Pennsylvania, Inc. Project, Series B, 5.00%, 11/15/40	600	612,630
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	480	496,651
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	345	374,691

		2,915,639

Puerto Rico — 0.4%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	395	399,412

Rhode Island — 2.7%
Rhode Island Student Loan Authority, Refunding RB, Senior-Series A, AMT, 3.50%, 12/01/34	405	408,665

Security	Par (000)	Value

Rhode Island (continued)
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 06/01/45	$830	$771,858
5.00%, 06/01/50	1,580	1,584,140

		2,764,663

South Carolina — 4.7%
State of South Carolina Jobs EDA, Refunding RB, Prisma Health Obligated Group, Series A, 5.00%, 05/01/43	680	741,390
State of South Carolina Ports Authority, ARB:
5.25%, 07/01/20(a)	1,040	1,090,846
AMT, 5.25%, 07/01/55	405	438,348
State of South Carolina Public Service Authority, RB:
Santee Cooper, Series A, 5.50%, 12/01/54	1,235	1,324,204
Series E, 5.50%, 12/01/53	500	533,260
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	540	577,276

		4,705,324

Tennessee — 0.5%
City of Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/45	430	455,478

Texas — 12.1%
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 01/01/21(a)	680	735,563
Sub-Lien, 5.00%, 01/01/33	115	123,771
City of Houston Texas Airport System, Refunding ARB, United Airlines, Inc. Terminal E Project, AMT, 5.00%, 07/01/29	135	147,257
City of Houston Texas Combined Utility System, Refunding RB, Combined 1st Lien, Series A (AGC)(a):
6.00%, 05/15/19	2,585	2,616,382
6.00%, 05/15/19	145	146,782
Clifton Higher Education Finance Corp., RB, Idea Public Schools, 6.00%, 08/15/43	230	254,403
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 01/01/23(a)	145	172,483

6

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
County of Harris Texas-Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series A (NPFGC) (AGM), 0.00%, 11/15/38(c)	$4,750	$1,879,860
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Projects, Series A, 0.00%, 09/15/37(c)	4,485	2,080,412
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare(a):
6.00%, 08/15/20	95	101,041
6.00%, 08/15/20	1,175	1,249,718
La Vernia Higher Education Finance Corp., RB, Kipp, Inc., Series A, 6.38%, 08/15/19(a)	500	512,235
North Texas Tollway Authority, RB, CAB, Special Project System, Series B, 0.00%, 09/01/31(a)(c)	640	289,926
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	565	581,459
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
Blueridge Transportation Group, AMT, 5.00%, 12/31/55	450	475,520
LBJ Infrastructure Group LLC, 7.00%, 06/30/40	500	530,010
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	275	285,425

		12,182,247

Virginia — 2.2%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A:
5.00%, 03/01/26	165	168,595
5.13%, 03/01/31	320	328,173
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 01/01/32	250	266,167
6.00%, 01/01/37	1,320	1,442,417

		2,205,352

Washington — 1.0%
Port of Seattle Washington, RB, Intermediate Lien, Series C, AMT, 5.00%, 04/01/40	235	257,616

Security	Par (000)	Value

Washington (continued)
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 01/01/45	$715	$777,620

		1,035,236

Wisconsin — 0.4%
Public Finance Authority, Refunding RB, Wingate University, Series A, 5.25%, 10/01/48	425	447,678

Wyoming — 1.0%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, Remarketing, 5.25%, 07/15/26	975	992,472

Total Municipal Bonds — 123.8% (Cost — $118,318,885)		124,743,983

Municipal Bonds Transferred to Tender Option Bond Trusts(i)

California — 8.2%
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/19(a)	2,970	3,045,389
City of Los Angeles California Department of Airports, ARB, Los Angeles International Airport, Series B, AMT, 5.00%, 05/15/46	2,000	2,202,830
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2, Series A, 5.00%, 10/01/43	2,160	2,434,442
San Diego California Community College District, GO, Election of 2002, 5.25%, 08/01/19(a)	554	563,785

		8,246,446

Colorado — 1.2%
County of Adams Colorado, COP, Refunding, 4.00%, 12/01/45	1,180	1,201,624

District of Columbia — 0.5%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2 (FHA), 4.10%, 09/01/39(h)	520	526,734

Georgia — 1.0%
County of Dalton Whitfield Joint Development Authority, RB, Hamilton Health Care System Obligation, 4.00%, 08/15/48	1,025	1,046,042

7

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Idaho — 1.3%
Idaho State Building Authority, RB, State Office Campus Project, Series A, 4.00%, 09/01/48	$1,330	$1,354,160

Illinois — 2.2%
State of Illinois Toll Highway Authority, RB, Series C, 5.00%, 01/01/38	1,997	2,224,676

Iowa — 1.1%
Iowa Finance Authority, Refunding RB, UnityPoint Health, Series E, 4.00%, 08/15/46	1,125	1,125,671

Massachusetts — 0.8%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	720	768,207

New York — 9.3%
City of New York Housing Development Corp., Refunding RB, Sustainable Neighborhood Bonds, Series A, 4.15%, 11/01/38(h)	1,460	1,507,567
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 06/15/40	510	516,834
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012(j):
5.75%, 02/15/21(a)	310	333,481
5.75%, 02/15/47	190	205,148
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	3,375	3,663,783
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(j)	2,030	2,221,215
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	810	923,756

		9,371,784

North Carolina — 1.7%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	800	895,008
North Carolina Housing Finance Agency, RB, S/F Housing, Series 39-B (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 01/01/48	761	762,524

		1,657,532

Security	Par (000)	Value

Pennsylvania — 4.1%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/38	$1,034	$1,153,131
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	1,379	1,577,696
Pennsylvania Turnpike Commission, Refunding RB, Sub Series B-2 (AGM), 5.00%, 06/01/35	1,280	1,444,992

		4,175,819

Rhode Island — 1.5%
Rhode Island Health & Educational Building Corp., RB, Series A, 4.00%, 09/15/47	1,532	1,543,710

Texas — 5.2%
City of San Antonio Texas Electric and Gas Systems, RB, Junior Lien, 5.00%, 02/01/43	780	846,376
County of Harris Texas, RB, Toll Road, Senior Lien, Series A(j):
5.00%, 08/15/19(a)	1,214	1,232,284
5.00%, 08/15/38	928	942,591
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	1,080	1,151,922
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 08/15/43	975	1,064,687

		5,237,860

Utah — 1.2%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 08/15/19(a)	1,155	1,175,177

Virginia — 1.7%
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.50%, 07/01/57(j)	1,413	1,675,233

Washington — 2.4%
State of Washington, GO, Various Purposes, Series E, 5.00%, 02/01/19(a)	2,400	2,399,520

West Virginia — 1.2%
Morgantown Utility Board, Inc., RB, Series B, 4.00%, 12/01/48(j)	1,161	1,176,774

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 44.6% (Cost — $43,867,517)		44,906,969

8

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Value

Total Long-Term Investments — 168.4% (Cost — $162,186,402)	$169,650,952

Total Investments — 168.4% (Cost — $162,186,402)	169,650,952

Other Assets Less Liabilities — 0.2%	253,335

Value

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (26.0)%	$(26,246,182)

VMTP Shares, at Liquidation Value, Net of Deferred Offering Costs — (42.6)%	(42,900,000)

Net Assets Applicable to Common Shares — 100.0%	$100,758,105

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)	Non-income producing security.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	When-issued security.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(j)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between February 15, 2019 to February 15, 2031, is $4,592,889.

During the period ended January 31, 2019, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 04/30/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	2,080,792	(2,080,792)	—	$—	$4,569	$196	$—

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

BAM — Build America Mutual Assurance Co.

CAB — Capital Appreciation Bonds

COP — Certificates of Participation

EDA — Economic Development Authority

EDC — Economic Development Corp.

FHA — Federal Housing Administration

GARB — General Airport Revenue Bonds

GO — General Obligation Bonds

GTD — Guaranteed

IDA — Industrial Development Authority

LRB — Lease Revenue Bonds

M/F — Multi-Family

NPFGC — National Public Finance Guarantee Corp.

RB — Revenue Bonds

S/F — Single-Family

9

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Strategic Municipal Trust (BSD)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	16	03/20/19	$1,960	$(44,346)
Long U.S. Treasury Bond	37	03/20/19	5,427	(273,086)
5-Year U.S. Treasury Note	10	03/29/19	1,149	(18,817)

				$(336,249)

Fair Value Hierarchy as of Period End

•

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$169,650,952	$—	$169,650,952

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(336,249)	$—	$—	$(336,249)

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

10

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Strategic Municipal Trust (BSD)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1		Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates		$—	$(26,126,114)	$—	$(26,126,114)
VMTP Shares at Liquidation Value		—	(42,900,000)	—	(42,900,000)

	$		$(69,026,114)	$—	$(69,026,114)

During the period ended January 31, 2019, there were no transfers between levels.

11

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Strategic Municipal Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Strategic Municipal Trust

Date: March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Strategic Municipal Trust

Date: March 22, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Strategic Municipal Trust

Date: March 22, 2019